Segment Information - Schedule of Reportable Business Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO				$ 392,677	$ 392,677	$ (846,588)
Other operating expenses	$ (2,051,879)	$ (3,908,516)	(4,773,005)	(6,086,616)	(7,984,036)	(3,994,662)
Other (expense) income:
Interest expense					(1,456,694)	(1,659,745)
Loss on extinguishment of debt		(9,076,587)		(9,076,587)	(9,076,587)
Other income (expense)					605,767	(538,609)
Net income (loss)	$ (2,178,812)	$ (13,284,611)	$ (6,555,492)	$ (15,551,291)	(17,518,873)	(7,039,604)
Lab Services MSO [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO					392,677	(846,588)
Other operating expenses
Other (expense) income:
Interest expense
Loss on extinguishment of debt
Other income (expense)
Net income (loss)					392,677	(846,588)
AI Generated Polishing [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO
Other operating expenses					(94,553)
Other (expense) income:
Interest expense
Loss on extinguishment of debt
Other income (expense)					100
Net income (loss)					(94,453)
Corporate / Other [Member]
Schedule of Reportable Business Segments [Line Items]
Income from equity method investment - Lab Services MSO
Other operating expenses					(7,889,483)	(3,994,662)
Other (expense) income:
Interest expense					(1,456,694)	(1,659,745)
Loss on extinguishment of debt					(9,076,587)
Other income (expense)					605,667	(538,609)
Net income (loss)					$ (17,817,097)	$ (6,193,016)